Annual Notice of Securities Sold Pursuant to Rule 24F-2

               U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form.
                        Please print or type.

  1.   Name and address of issuer:

       Sierra Asset Management Portfolios
       9301 Corbin Avenue
       Northridge, CA  91324
  _________________________________________________________________

  2. Name of each series or class of funds for which this notice is filed:

       Class A and Class B of each of the following:

       Capital Growth Portfolio
       Growth Portfolio
       Balanced Portfolio
       Value Portfolio
       Income Portfolio    (See Exhibit A)
  _________________________________________________________________

  3.   Investment Company Act File Number:  811-07577

       Securities Act File Number:  333-01999
  _________________________________________________________________

  4.   Last day of fiscal year for which this notice is filed:

       June 30, 1997
  _________________________________________________________________

  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

       N/A                                                       [ ]
  _________________________________________________________________

  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

       N/A


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  _________________________________________________________________

  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       None
  _________________________________________________________________

  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  0              shares @ $            0
  _________________________________________________________________

  9. Number and aggregate sale price of securities sold during the fiscal year:

       $668,996,912.86 worth of shares         (See Exhibit A)
  _________________________________________________________________

  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       $668,996,912.86 worth of shares         (See Exhibit A)
  _________________________________________________________________

  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

       Included in Item 9 above.
  _________________________________________________________________



















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  12.  Calculation of registration fee:

       (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                     $668,996,912.86
                                                     _______________
       (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                    +       ---
                                                     _______________
       (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                      -99,147,048.00
                                                     _______________
       (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                    +        ---
                                                     _______________
       (v)  Net aggregate price of securities sold and issued
            during the fiscal year in reliance on rule 24f-2 {line
            (i), plus line (ii), less line (iii), plus line (iv)}
            (if applicable):
                                                     $569,849,864.86
                                                     _______________
       (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                   x 1/3,300
                                                     _______________
       (vii)     Fee due {line (i) or line (v) multiplied by line
                 (vi)}:

                                                         $172,681.78
                                                      ==============
  Instruction:   Issuers should complete lines (ii), (iii), (iv),
                 and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
                 See Instruction C.3.














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  13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                               [X]


       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

            August 27, 1997

                              SIGNATURES

  This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

  By (Signature and Title)*        /s/ Craig M. Miller
                                   Craig M. Miller
                                   Assistant Treasurer



  Date:  August 27, 1997

    * Please print the name and title of the signing officer below the signature.



























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                              EXHIBIT A
The actual aggregate sales price for which the shares (the "Portfolio Securities") of each portfolio of the Registrant were sold and the actual redemption price of such securities redeemed by the Registrant during the period from July 25, 1996 (commencement of operations) through its fiscal year ended June 30, 1997 and the calculation of the registration fee pursuant to Rule 24f-2(c) of the Investment Company Act of 1940, as amended, is set forth.

                                  (a)                (b)                (c)                  (d)
                             Aggregate Sales       Aggregate       Aggregate Sales         Aggregate         Aggregate Sales
  Name of Portfolio         Price of Portfolio       Sales        Price of Portfolio   Redemption  Price    Price of Portfolio
                             Securities Sold*   Price of 24e-2    Securities Sold in      of Portfolio      Securities on which
                                                  Securities      Reliance Upon Rule  Securities Redeemed   fee will be Based
                                                                         24f-2         During Fiscal Year      (c) Minus (d)
                                                                     (a) Minus (b)


Capital Growth Portfolio
Class A                         $15,259,331.63                                              $1,562,842.00
Class B                         $35,393,493.00                                              $1,432,044.00

Growth Portfolio
Class A                        $160,501,256.37                                             $28,571,654.00
Class B                        $168,676,065.00                                             $15,638,225.00

Balanced Portfolio
Class A                        $131,830,122.39                                             $27,269,680.00
Class B                        $107,027,108.00                                             $11,949,998.00

Value Portfolio
Class A                         $16,720,200.58                                              $4,387,543.00
Class B                          $8,664,872.00                                              $1,453,871.00

Income Portfolio
Class A                         $19,105,666.89                                              $5,611,234.00
Class B                          $5,818,797.00                                              $1,269,957.00
===============================================================================================================================
Total                          $668,996,912.86               0        $668,996,912.86      $99,147,048.00      $569,849,864.86

No portion of the aggregate redemption price of Portfolio Securities has been applied by the Registrant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940, as amended.  Pursuant to Rule 24f-2(c) of the
Investment Company Act of 1940, as amended, the registration fee with respect to the Portfolio Securities sold is calculated as follows:

    $668,996,912.86 - $0 = $668,996,912.86
    ($668,996,912.86 - $99,147,048.00 = $569,849,864.86)
    A fee is required pursuant to Rule 24f-2(c).

    *Includes front-end sales loads on Class A Shares of non money-market funds and reinvested dividends.

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               {LETTERHEAD OF MORGAN, LEWIS & BOCKIUS LLP}



  August 26, 1997


  Sierra Asset Management Portfolios
  9301 Corbin Avenue
  Northridge, California  91324

  Re:  Rule 24f-2 Notice for Sierra Asset Management Portfolios
       (File Nos. 333-01999 and 811-07577)

  Ladies and Gentlemen:

  Sierra Asset Management Portfolios (the "Fund") is a business trust organized under the laws of the Commonwealth of Massachusetts with its principal executive offices in Northridge, California. The Fund is an open-end management investment company with diversified and nondiversified series registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "1940 Act"). This opinion relates to shares of beneficial interest, without par value, sold by the Fund in reliance upon Rule 24f-2 during the period from July 25, 1996 (commencement of operations) through June 30, 1997, the registration of which is made definite by the filing of the attached Notice.

  We have reviewed all proceedings taken by the Fund in connection with the offer and sale of an unlimited number of the shares of beneficial interest, without par value, which have been offered under prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933, as amended and the 1940 Act (collectively, the "Registration Statement").

  We are of the opinion that such shares of beneficial interest sold pursuant to the Registration Statement were, when issued in return for the payment described in the Fund's prospectuses included as part of the Fund's Registration Statement, legally issued, fully paid and nonassessable by the Fund.

  Very truly yours,

  /s/ Morgan, Lewis & Bockius LLP

  Prepared By:  Esther B. Rehavi
  Signed By:  Richard W. Grant




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